Shareholder Report, Line Graph (Details) - USD ($)	Oct. 04, 2024	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024
C000192678
Account Value [Line Items]
Line Graph and Table Measure Name	AstraZeneca PLC ADRhedged ($8,904)
C000192684
Account Value [Line Items]
Line Graph and Table Measure Name	HSBC Holdings Plc ADRhedged ($11,335)
C000192671
Account Value [Line Items]
Line Graph and Table Measure Name	Shell plc ADRhedged ($9,671)
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 10,258	$ 10,509	$ 9,926
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	10,258	10,509	9,926
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 10,258	$ 10,509	$ 9,926